Average Annual Total Returns{- Franklin Small-Mid Cap Growth VIP Fund} - FTVIP Class 4-57 - Franklin Small-Mid Cap Growth VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	31.26%	8.77%	11.72%	35.47%	11.61%	14.24%	31.49%	11.70%	13.56%